Shareholders' Equity (Details) (USD $)	6 Months Ended
Jun. 30, 2014
Stockholders' Equity Note [Abstract]
Outstanding at beginning
Granted	250,000
Forfeited
Exercised
Outstanding at end	250,000
Exercisable at end	62,500
Outstanding at beginning of year, Weighted average exercise price
Weighted average exercise price, Granted	$ 6.15
Weighted average exercise price, Forfeited
Weighted average exercise price, Exercised
Weighted average exercise price, Outstanding at end,	$ 6.15
Weighted average exercise price, Exercisable at end	$ 6.15